Trade and other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other Payables
Long term accruals	€ 3,362	€ 3,483
Non-current trade and other payables	3,362	3,483
Trade payables	22,540	19,195
Accruals for outstanding invoices	22,061	14,463
Current trade and other payables	44,601	33,658
Total trade and other payables	€ 47,963	€ 37,141